Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
14. Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding during each period.

Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of fully dilutive common shares outstanding for the period using the treasury-stock method, the if-converted
method, or
two-class
method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of common stock warrants, restricted stock units, convertible notes and stock options. For the three and nine months ended September 30, 2025 and 2024, there was no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive. The Company has determined that all series of Preferred Stock are participating securities under the two-class
method, however, holders of the Preferred Stock are not required to fund losses. Dividends have been accreted for the Company’s outstanding shares of Series C, Series
D-1
and Series
D-3
Preferred Stock (refer to
Note 11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
for further detail).
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three months ended September 30, 2025 and 2024, and the nine months ended September 30, 2025 and 2024:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator:
Consolidated net loss	$(133,412)	$(40,790)	$(257,283)	$(147,014)
Less: Accretion of dividends of Series C Preferred Stock	2,298	5,354	13,240	15,869
Less: Accretion of dividends of Series D-1 Preferred Stock	4,524	—	21,989	—
Less: Accretion of dividends of Series D-3 Preferred Stock	128	—	394	—

Net loss available to common stockholders	$(140,362)	$(46,144)	$(292,906)	$(162,883)
Denominator:
Weighted average common shares outstanding – basic and diluted	93,849	12,924	40,389	12,728

Net loss per share attributable to common stockholders – basic and diluted	$(1.50)	$(3.57)	$(7.25)	$(12.80)

A summary of the total number of securities excluded from diluted net loss per share that could be potentially dilutive in the future is as follows:

	September 30, 2025	September 30, 2024
Convertible Series Seed Preferred Stock	—	2,023
Convertible Series Seed-1 Preferred Stock	—	3,273
Convertible Series A Preferred Stock	—	6,005
Convertible Series B Preferred Stock	—	5,869
Convertible Series C Preferred Stock	—	11,159
Convertible Series M Preferred Stock	—	2,812
Series J Warrants	646	646
Stock options	15,500	14,125
Restricted stock units	2,959	—

Total	19,105	45,912

17. Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of Common Stock outstanding during each period.
Diluted net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of fully dilutive Common Stock outstanding for the period using the treasury-stock method, the if-converted
method, or
two-class
method for participating securities, whichever is more dilutive. Potentially dilutive shares are comprised of Common Stock warrants, restricted stock units, convertible notes and stock options. For the years ended December 31, 2024, and 2023, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss and potentially dilutive shares being anti-dilutive. The Company has determined that all preferred stock are participating securities under the two-class
method, however, the preferred stockholders are not required to fund losses. Dividends have been accumulated for all Series C and Series
D-1
preferred stock (refer to Note 13. Stockholders’ Equity and Redeemable Convertible Preferred Stock for further detail).
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31, 2024, and 2023:

	2024	2023
Numerator:
Consolidated net loss	$(231,133)	$(135,457)
Less: Accretion of dividends of Series C Preferred Shares	(21,224)	(20,814)
Less: Accretion of dividends of Series D-1 Preferred Shares	(13,453)	—

Net loss available to Common Stock	$(265,810)	$(156,271)

Denominator:
Weighted average Common Stock outstanding – basic and diluted	12,819	11,977
Net loss per share attributable to common stockholders – basic and diluted	$(20.74)	$(13.05)
A summary of the total number of securities excluded from diluted net loss per share that could be potentially dilutive in the future is as follows:

	2024	2023
Convertible Series Seed Preferred Stock	2,023	2,023
Convertible Series Seed-1 Preferred Stock	3,273	3,273
Convertible Series A Preferred Stock	6,005	6,005
Convertible Series B Preferred Stock	5,869	5,869
Convertible Series C Preferred Stock	11,159	9,852
Convertible Series D-1 Preferred Stock	10,447	—
Convertible Series M Preferred Stock	2,812	2,738
Warrants for Series J Preferred Stock	646	579
Common Stock Warrants	1,045	—
Stock Options	16,000	14,195
Subordinated Convertible Promissory Note	69	—

Total	59,348	44,534